VAN KAMPEN FUNDS INC.
24F-2 REPORT

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2



1. Name and address of issuer:

   Van Kampen Funds Inc.
   1221 Avenue of the Americas
   New York, NY 10020

2. The name of each series or class of securities for which this form is filed:

   Insured Municipals Income Trust, 137th Insured Multi-Series

3. Investment company act file number:  811-2590
   Securities act file number:  33-58174

4(a).Last day of fiscal year for which this form is filed: February 28, 2005

4(b).[ ] Check box if this form is being filed late.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:
     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant to section 24(f):            $0

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                               $0

     (iii)  Aggregate  price of securities  redeemed or  repurchased during any prior  fiscal year ending no earlier than
            October 11, 1995 that were not previously used to reduce
            registration fees payable to the Commission:                      $0

     (iv)   Total available redemption credits
            [add items 5(ii) and 5 (iii)]:                                    $0

     (v)    Net sales - if item 5(i) is greater than 5(iv)
            [subtract item 5(iv) from item 5(i)]:                             $0

     (vi)   Redemption credits available for use in future
            years - if item 5(i) is less than item 5(iv)
            subtract item 5(iv) from item 5(i)]:                              $0

     (vii)  Multiplier for determining registration fee
            (See instruction C.9):                                  x  0.0001267

     (viii) Registration  fee due [multiply  item 5(v)] by
            item 5(vii)] (enter 0 if no fee is due):                          $0

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other
     units  deducted here:    10

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state that number here:    2,428

7.   Interest  due - if this form is being filed more than 90 days after the end
     of the issuers fiscal year(see instruction D):   $0

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:   $0

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

     Method of Delivery:

     [ ]     Wire Transfer
     [ ]     Mail or other means



                                   SIGNATURES

      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                                             By Van Kampen Funds Inc., Depositor

                                                             By /s/ JOHN TIERNEY
                                                        ------------------------
                                                                    John Tierney
                                                              Executive Director

      May 23, 2005